Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	$1,000,000,000 Series 16 Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Determined in accordance with Section 6(b) of the U.S. Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value EUR0.49 per share
Fee Rate	0.01381%
Offering Note	1 Determined in accordance with Section 6(b) of the U.S. Securities Act of 1933, as amended. 2 Includes an indeterminate number of ordinary shares, par value EUR0.49 per share, of Banco Bilbao Vizcaya Argentaria, S.A. (the "Common Shares") issuable upon conversion of the series 16 Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities (the "Preferred Securities"). 3 Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Common Shares issuable upon conversion of the Preferred Securities because no additional consideration will be received in connection with the conversion of the Preferred Securities.